Related Party Transactions - Disclosure Of Directors And Other Key Management Personnel (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salaries, directors' fees and other short-term benefits	$ 2,762	$ 2,690
Share-based payments	1,940	2,078
Total key management personnel compensation	$ 4,702	$ 4,768